23. Leases (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable [member]
DisclosureOfLeasesLineItems [Line Items]
Lease expenses (income)		R$ 40	R$ 19	R$ 11
Sublease rentals [member]
DisclosureOfLeasesLineItems [Line Items]
Lease expenses (income)	[1]	R$ (196)	R$ (210)	R$ (191)

[1]	Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.